INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Finished products	$ 6,720		$ 5,743
Production in process	5,354		5,101
Raw materials	9,180		7,137
Manufacturing supplies, spare parts and other	2,049		1,877
Total	23,303		19,858
Other inventories, spare parts	1,400		1,400
Other current inventories	600		$ 500
Inventory write-down	$ 203	$ 57